PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2018	2019
	RMB	RMB
Machinery and equipment	22,615,657	47,307,840
Furniture	36,630,720	76,258,884
Office and electronic equipment	9,071,471	16,909,504
Leasehold improvement	2,116,266	4,081,766
Motor vehicles	802,251	1,173,634
Building and building improvements	—	64,887,245
Property, plant and equipment	71,236,365	210,618,873
Less: Accumulated depreciation	(30,251,191)	(59,727,529)
Property, plant and equipment, net	40,985,174	150,891,344

Schedule of depreciation expense on property and equipment allocated to expense items

	For the Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	4,217,126	4,638,662	6,109,583
General and administrative expenses	1,873,711	2,261,620	3,403,502
Selling and marketing expenses	2,646,204	9,438,501	19,025,624
Research and development expenses	312,728	470,204	962,414
Total depreciation expense	9,049,769	16,808,987	29,501,123